Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Lessee, Operating Leases [Text Block]
Operating Leases
The Company charters-in vessels from other vessel owners on time-charter contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company. A time charter-in contract is typically for a fixed period of time, although in certain cases, the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate.
As at June 30, 2020, minimum commitments to be incurred by the Company under time charter-in contracts were approximately $17.3 million (remainder of 2020) and $6.5 million (2021).

Lessee, Finance Leases
Obligations Related to Finance Leases

	As at	As at
	June 30, 2020	December 31, 2019
	$	$
Total obligations related to finance leases	402,519	414,788
Less: current portion	(26,281)	(25,357)
Long-term obligations related to finance leases	376,238	389,431

From 2017 to 2019, the Company completed sale-leaseback financing transactions with financial institutions relating to 16 of the Company's vessels. Under these arrangements, the Company transferred the vessels to subsidiaries of the financial institutions (collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from 9- to 12-year terms. The Company is obligated to purchase eight of the vessels upon maturity of their respective bareboat charters. The Company also has the option to purchase each of the 16 vessels at various times starting between July 2020 and November 2021 until the end of their respective lease terms.
The bareboat charters related to these vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to finance leases (excluding applicable security deposits reflected in restricted cash - long-term on the Company's unaudited consolidated balance sheets).
Four of the bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at June 30, 2020, this ratio was approximately 129% (December 31, 2019 - 122%).
Six of the bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 78% of the total outstanding principal balance during the first two years of the lease period, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at June 30, 2020, this ratio was approximately 110% (December 31, 2019 - 115%).
Four of the bareboat charters also require the Company to maintain, for each vessel, a minimum hull overage ratio of 100% of the total outstanding principal balance. As at June 30, 2020, this ratio was approximately 163% (December 31, 2019 - 158%).
The remaining two bareboat charters also require the Company to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at June 30, 2020, this ratio was approximately 102% (December 31, 2019 - 109%).
Such requirements are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As of the date these unaudited consolidated financial statements were issued, the Company was in compliance with all covenants in respect of its obligations related to finance leases.
The weighted-average interest rate on the Company’s obligations related to finance leases as at June 30, 2020 was 7.6% (December 31, 2019 - 7.6%).
As at June 30, 2020, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $573.9 million (December 31, 2019 - $601.7 million), including imputed interest of $171.4 million (December 31, 2019 - $186.9 million), repayable from 2020 through 2030, as indicated below:

Commitments
Year	June 30, 2020
Remainder of 2020	28,449
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481